Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000049878
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Income Portfolio
Without Sales Load [Member] | C000049878
Average Annual Return [Line Items]
Average Annual Return, Percent	9.35%	0.14%	1.01%
EATON VANCE: FTSE World Government Bond Index USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index (WGBI)
Average Annual Return, Percent	8.37%	(2.84%)	(0.47%)
EATON VANCE Index: FTSEGovernmentBondIndex Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	8.45%	(2.41%)	(0.33%)